Income Taxes - Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Uncertainties [Abstract]
Balance at beginning of period	$ 432	$ 335	$ 287
Additions for tax positions taken in prior years	62	168	93
Additions for tax positions taken in the current year	6	6	10
Exam resolutions	(8)	(62)	(51)
Statute expirations	(18)	(15)	(4)
Balance at end of period	$ 474	$ 432	$ 335